FINANCIAL INSTRUMENTS - Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Assets	$ 1,485,800	$ 1,298,694
At fair value | Available for sale investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	100,109	1,686
At fair value | Available for sale investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	4,199
At fair value | Warrant investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	$ 12,754	$ 0